SCHEDULE OF THIRD PARTY LOANS (Details)	Jun. 30, 2026 USD ($)	Jun. 30, 2026 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2025 CNY (¥)
Ms. Xiuxia Wang [Member]
Defined Benefit Plan Disclosure [Line Items]
Total	$ 1,639,192		$ 2,827,395
Mr. Hongshan Liu [Member]
Defined Benefit Plan Disclosure [Line Items]
Total			64,349
Fujian Chuanzhiyuan Industrial Investment Co Ltd [Member]
Defined Benefit Plan Disclosure [Line Items]
Total	147,382		142,998
Chris Young [Member]
Defined Benefit Plan Disclosure [Line Items]
Total	31,008	¥ 210,390	207,294	¥ 1,449,628
Ma Xin [Member]
Defined Benefit Plan Disclosure [Line Items]
Total			268,315
CISI Investment Limited [Member]
Defined Benefit Plan Disclosure [Line Items]
Total			2,583,118
Ms. Li Xiaozhen [Member]
Defined Benefit Plan Disclosure [Line Items]
Total			1,405,000
Major Goal Limited [Member]
Defined Benefit Plan Disclosure [Line Items]
Total	120,000
Third Party [Member]
Defined Benefit Plan Disclosure [Line Items]
Total	$ 1,937,582		$ 7,498,469